Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of related party [text block] [Abstract]
Schedule of amounts recognized as an expense during the year related to key management personnel
	Year ended December 31 2020	Year ended December 31 2019	Period ended December 31 2018
	£‘000	£‘000	£‘000
Wages and salaries	546	411	—
Employer’s national insurance	83	57	—
Short-term non-monetary benefits	2	2	—
Defined contribution pension cost	23	16	—
	654	486	—